CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS DEFICIT (UNAUDITED) - USD ($)	Total	Series A, Preferred Stock	Series B, Preferred Stock	Common Stock	Additional Paid-In Capital	Noncontrolling Interest	Common Stock To Be Issued	Accumulated Deficit	Series A Preferred Stock [Member]	Series B Preferreds Stock [Member]	Retained Earnings (Accumulated Deficit)
Balance, shares at Jun. 30, 2020		3,113,637		69,584,149
Balance, amount at Jun. 30, 2020	$ (31,224)	$ 31		$ 696	$ 379,971	$ 0	$ 372,397	$ (784,319)
Sale of common stock,share				16,308,334
Sale of common stock, amount	1,648,000	0		$ 163	1,599,837	0	48,000	0
Conversion of convertible notes and accrued interest,share				25,168,183
Conversion of convertible notes and accrued interest,amount	184,156	0		$ 252	183,904	0	0	0
Conversion of convertible notes and accrued interest	3,090	$ 0		$ 0	0	0	3,090	0
Conversion of Series A Preferred to Common Stock, shares		(44,367)		44,366,919
Conversion of Series A Preferred to Common Stock, amount	0	$ 0		$ 444	(444)	0	0	0
Cancellation of Series A Preferred shares issued in AAT merger, shares		(2,240,000)
Cancellation of Series A Preferred shares issued in AAT merger, amount	0	$ (22)		0	22	0	0	0
Cancellation of Series A Preferred shares issued for compensation in prior year, shares		(41,000)
Cancellation of Series A Preferred shares issued for compensation in prior year, amount	0	$ (1)		$ 0	1	0	0	0
Stock issued for services,share				24,540,909
Stock issued for services,amount	1,275,703	0		$ 245	1,275,458	0	0	0
Issuance of warrants with convertible notes	117,893	0		0	117,893	0	0	0
Issuance of warrants for advisory board services	38,332	0		0	38,332	0	0	0
Fair value of beneficial conversion feature associated with convertible debt	171,957	0		$ 0	171,957	0	0	0
Shares reclassed from common stock to be issued,share				112,847,466
Shares reclassed from common stock to be issued,amount	1	0		$ 1,128	371,270	0	(372,397)	0
Issuance of Series B Preferred Stock in connection with CEO's Employment Agreement, shares			1,000,000
Issuance of Series B Preferred Stock in connection with CEO's Employment Agreement, amount	3,090	0	$ 10	0	(10)	0	0	0
Net Loss	(2,702,602)	0		0	0	(216,686)	0	(2,485,916)
Balance, amount at Jun. 30, 2021	705,306	$ 8	$ 10	$ 2,925	4,138,194	(216,686)	51,090	(3,270,235)	$ 8	$ 10	$ (3,270,235)
Balance, shares at Jun. 30, 2021		788,270	1,000,000	292,815,960					788,270	1,000,000
Sale of common stock,share				7,500,000
Sale of common stock, amount	1,668,500			$ 75	499,925	0	1,168,500		$ 0	$ 0	0
Issuance of common stock committed in prior period, amount	0			$ 4	47,996	0	(48,000)		$ 0	0	0
Conversion of Series A Preferred to Common Stock, shares				4,000,000					(4,000)
Conversion of Series A Preferred to Common Stock, amount	0			$ 40	(40)	0	0		$ 0	0	0
Shares issued as equity kicker, shares				250,000
Shares issued as equity kicker, amount	43,753			$ 3	43,750	0	0		0	0	0
Exercise of warrants, shares				4,185,000
Exercise of warrants, amount	128,550			$ 41	125,509	0	3,000		0	0	0
Stock issued for services,share				2,825,000
Stock issued for services,amount	541,100			$ 27	449,173	0	91,900		0	0	0
Conversion of convertible notes and accrued interest, shares				10,598,544
Conversion of convertible notes and accrued interest, amount	173,070			$ 106	176,054	0	(3,090)		0	0	0
Fair value of beneficial conversion feature associated with convertible debt	250,000			0	250,000	0	0		0	0	0
Stock option compensation	1,060,324			0	1,060,324	0	0		0	0	0
Net Loss	(4,447,915)			$ 0	0	(1,117,816)	0		0	0	(3,270,099)
Issuance of common stock committed in prior period, shares				400,000
Exercise of warrants, amount	128,549
Balance, amount at Sep. 30, 2021	122,688			$ 3,221	6,790,885	(1,394,502)	1,263,400		$ 8	$ 10	(6,540,334)
Balance, shares at Sep. 30, 2021				322,574,504					784,270	1,000,000
Balance, shares at Jun. 30, 2021		788,270	1,000,000	292,815,960					788,270	1,000,000
Balance, amount at Jun. 30, 2021	705,306	$ 8	$ 10	$ 2,925	4,138,194	(216,686)	51,090	(3,270,235)	$ 8	$ 10	(3,270,235)
Sale of common stock,share				15,700,000
Sale of common stock, amount	2,078,500	0		$ 157	909,843	0	1,168,500	0
Conversion of convertible notes and accrued interest,share				14,828,244
Conversion of convertible notes and accrued interest,amount	426,819	$ 0		$ 148	429,761	0	(3,090)	0
Conversion of Series A Preferred to Common Stock, shares		(7,138)		7,138,000
Conversion of Series A Preferred to Common Stock, amount	0	$ 0		$ 71	(71)	0	0	0
Shares issued as equity kicker, shares				250,000
Shares issued as equity kicker, amount	43,753	0		$ 3	43,750	0	0	0
Stock issued for services,share				4,685,615
Stock issued for services,amount	761,954	0		$ 43	670,011	0	91,900	0
Fair value of beneficial conversion feature associated with convertible debt	2,615,419	0		0	2,615,419	0	0	0
Net Loss	(15,882,195)	0		0	0	(2,580,925)	0	(13,301,270)
Fair value of warrants associated with convertible debt	2,777,081	0		$ 0	2,777,081	0	0	0
Issuance of common stock, shares				23,666,666
Issuance of common stock, amount	0	0		$ 240	1,256,211	0	(1,256,450)	0
Stock option compensation	3,248,181	0		$ 0	3,248,181	0	0	0
Exercise of warrants, shares				4,308,600
Exercise of warrants, amount	128,550	0		$ 42	128,508	0	0	0
Inducement of conversion - interest expense, shares				845,936
Inducement of conversion - interest expense, amount	134,927	0		$ 8	134,918
Balance, amount at Jun. 30, 2022	(2,961,705)	$ 8	$ 10	$ 3,652	16,351,791	(2,797,611)	51,950	$ (16,571,505)	$ 8	$ 10	(16,571,505)
Balance, shares at Jun. 30, 2022		781,132	1,000,000	364,239,001					781,132	1,000,000
Conversion of Series A Preferred to Common Stock, shares				1,000,000					(1,000)
Conversion of Series A Preferred to Common Stock, amount	0			$ 10	(10)	0	0		$ 0	$ 0	0
Stock issued for services,share				457,143
Stock issued for services,amount	48,000			$ 5	47,995	0	0		0	0	0
Net Loss	(4,817,521)			0	0	(7,425)	0		0	0	(4,810,096)
Fair value of warrants associated with convertible debt	1,918,393			0	1,918,393	0	0		0	0	0
Adjustment for rounding	0			5	(5)	0	0		0	0	0
Stock option compensation	306,170			0	306,170	0	0		0	0	0
Exercise of warrants, amount	0
Balance, amount at Sep. 30, 2022	$ (5,506,663)			$ 3,657	$ 18,624,349	$ (2,805,036)	$ 51,950		$ 8	$ 10	$ (21,381,601)
Balance, shares at Sep. 30, 2022				365,696,144					780,132	1,000,000